Basis of Presentation and General Information - List of Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2021
Capital Product Operating L.L.C [Member]
Date of Incorporation	Jan. 16, 2007
Name of Vessel Owned by Subsidiary
Deadweight "DWT"
Date acquired by the Partnership
Date acquired by Capital Maritime & Trading Corp. ("CMTC")
CPLP Shipping Holdings PLC [Member]
Date of Incorporation	Aug. 14, 2021
Name of Vessel Owned by Subsidiary
Deadweight "DWT"
Date acquired by the Partnership
Date acquired by Capital Maritime & Trading Corp. ("CMTC")
CPLP Gas Operating Corp. [Member]
Date of Incorporation	Aug. 24, 2021
Name of Vessel Owned by Subsidiary
Deadweight "DWT"
Date acquired by the Partnership
Date acquired by Capital Maritime & Trading Corp. ("CMTC")
Patroklos Marine Corp. [Member]
Date of Incorporation	Jun. 17, 2008
Name of Vessel Owned by Subsidiary	M/V Cape Agamemnon
Deadweight "DWT"	179,221
Date acquired by the Partnership	Jun. 09, 2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jan. 25, 2011
Agamemnon Container Carrier Corp. [Member]
Date of Incorporation	Apr. 19, 2012
Name of Vessel Owned by Subsidiary	M/V Agamemnon
Deadweight "DWT"	108,892
Date acquired by the Partnership	Dec. 22, 2012
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jun. 28, 2012
Archimidis Container Carrier Corp. [Member]
Date of Incorporation	Apr. 19, 2012
Name of Vessel Owned by Subsidiary	M/V Archimidis
Deadweight "DWT"	108,892
Date acquired by the Partnership	Dec. 22, 2012
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jun. 22, 2012
Anax Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Prestige
Deadweight "DWT"	63,010
Date acquired by the Partnership	Sep. 11, 2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Feb. 19, 2013
Hercules Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Premium
Deadweight "DWT"	63,010
Date acquired by the Partnership	Mar. 20, 2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Mar. 11, 2013
Iason Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Paramount
Deadweight "DWT"	63,010
Date acquired by the Partnership	Mar. 27, 2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Mar. 27, 2013
Thiseas Container Carrier S.A. [Member]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Privilege
Deadweight "DWT"	63,010
Date acquired by the Partnership	Sep. 11, 2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	May 31, 2013
Cronus Container Carrier S.A. [Member]
Date of Incorporation	Jul. 19, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Platinum
Deadweight "DWT"	63,010
Date acquired by the Partnership	Sep. 11, 2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jun. 14, 2013
Dias Container Carrier S.A. [Member]
Date of Incorporation	May 16, 2013
Name of Vessel Owned by Subsidiary	M/V Akadimos (ex CMA CGM Amazon)
Deadweight "DWT"	115,534
Date acquired by the Partnership	Jun. 10, 2015
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jun. 10, 2015
Poseidon Container Carrier S.A. [Member]
Date of Incorporation	May 16, 2013	[1]
Name of Vessel Owned by Subsidiary	M/V Adonis (ex CMA CGM Uruguay)(1)	[1]
Deadweight "DWT"	115,639	[1]
Date acquired by the Partnership	Sep. 18, 2015	[1]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Sep. 18, 2015	[1]
Atrotos Container Carrier S.A. [Member]
Date of Incorporation	Oct. 25, 2013	[1]
Name of Vessel Owned by Subsidiary	M/V CMA CGM Magdalena (1)	[1]
Deadweight "DWT"	115,639	[1]
Date acquired by the Partnership	Feb. 26, 2016	[1]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Feb. 26, 2016	[1]
Deka Container Carrier S.A. [Member]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Athenian
Deadweight "DWT"	118,834
Date acquired by the Partnership	Jan. 22, 2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Apr. 28, 2017
Jupiter Container Carrier S.A. [Member]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Athos
Deadweight "DWT"	118,888
Date acquired by the Partnership	Jan. 23, 2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	May 19, 2017
Nikitis Container Carrier S.A. [Member]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Aristomenis
Deadweight "DWT"	118,712
Date acquired by the Partnership	Jan. 23, 2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jun. 27, 2017
Neos Container Carriers Corp. [Member]
Date of Incorporation	Sep. 04, 2020
Name of Vessel Owned by Subsidiary	M/V Long Beach Express
Deadweight "DWT"	68,618
Date acquired by the Partnership	Feb. 25, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jan. 07, 2021
Maistros Container Carriers Corp. [Member]
Date of Incorporation	Sep. 04, 2020
Name of Vessel Owned by Subsidiary	M/V Seattle Express
Deadweight "DWT"	68,411
Date acquired by the Partnership	Feb. 25, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jan. 07, 2021
Filos Container Carriers Corp. [Member]
Date of Incorporation	Sep. 04, 2020
Name of Vessel Owned by Subsidiary	M/V Fos Express
Deadweight "DWT"	68,579
Date acquired by the Partnership	Feb. 25, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jan. 07, 2021
Assos Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Aristos I
Deadweight "DWT"	81,978
Date acquired by the Partnership	Sep. 03, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Nov. 12, 2020
Dias Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Aristarchos
Deadweight "DWT"	81,956
Date acquired by the Partnership	Sep. 03, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jun. 15, 2021
Atrotos Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Aristidis I
Deadweight "DWT"	81,898
Date acquired by the Partnership	Dec. 16, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Jan. 04, 2021
Poseidon Gas Carrier Corp. [Member]
Date of Incorporation	Jul. 16, 2018
Name of Vessel Owned by Subsidiary	LNG/C Attalos
Deadweight "DWT"	81,850
Date acquired by the Partnership	Nov. 18, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Aug. 13, 2021
Maximus Gas Carrier Corp. [Member]
Date of Incorporation	Apr. 10, 2019
Name of Vessel Owned by Subsidiary	LNG/C Asklipios
Deadweight "DWT"	81,882
Date acquired by the Partnership	Nov. 18, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Sep. 29, 2021
Kronos Gas Carrier Corp. [Member]
Date of Incorporation	Feb. 04, 2019
Name of Vessel Owned by Subsidiary	LNG/C Adamastos
Deadweight "DWT"	82,095
Date acquired by the Partnership	Nov. 29, 2021
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	Aug. 23, 2021

[1]	Vessels were disposed in 2021.